UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Maint Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2013

Semiannual Report September 30, 2013

COMMAND PERFORMANCETM

Laudus Mondrian Institutional Fundstm

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional International Equity Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Institutional Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Six Months Ended September 30, 2013

Laudus Mondrian Institutional Emerging Markets Fund (Ticker Symbol: LIEMX)	-11.58%

MSCI Emerging Markets Index (Net)	-2.78%

Performance Details	pages 6-7

Laudus Mondrian Institutional International Equity Fund (Ticker Symbol: LIIEX)	10.45%

MSCI EAFE® Index (Net)	10.47%
MSCI EAFE® Value Index (Net)	11.80%

Performance Details	pages 8-9

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The funds’ performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Please see prospectus for further detail and investor eligibility requirements.

4 Laudus Mondrian Institutional Funds

The Investment Environment

For the six months ended September 30, 2013, stocks in developed international markets rallied while stocks in emerging markets generally produced losses, representing the backdrop for the performances of the funds. Reflecting this backdrop, the MSCI EAFE Index returned 10.5% in U.S. dollar terms, while the MSCI Emerging Markets Index returned −2.8%.*

Stocks in developed international markets performed well, continuing to recover from depressed levels during the height of the euro zone’s sovereign debt crisis. Encouraging signs of stability in Europe and early indications of possible improvement in the economies of some developed countries beyond the U.S. supported this result. Continued low interest rates in many parts of the globe, which made financing more affordable for businesses and individuals, also played a positive role.

Emerging market stocks underperformed by comparison, generating modest overall losses in U.S. dollar terms. Financial headwinds such as limited economic growth and relatively high inflation levels reduced the performance of stocks from major emerging markets such as Brazil, Russia, and India. Concerns about potentially higher interest rates in the U.S. also limited the performance of many emerging market stocks.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

For full definitions of the referenced indices, please see the Glossary.

*	The total returns cited are for the MSCI EAFE Index (Net) and MSCI Emerging Markets Index (Net) which are calculated net of foreign withholding taxes.

Laudus Mondrian Institutional Funds 5

Laudus Mondrian Institutional Emerging Markets Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Laudus Mondrian Institutional Emerging Markets Fund (4/24/08)	-11.58%	-3.77%	5.82%	-0.99%
MSCI Emerging Markets Index (Net)[2]	-2.78%	0.98%	7.22%	-0.88%

Fund Expense Ratio3: 1.27%

 Fund Characteristics

Number of Companies[4]	44
Weighted Average Market Cap ($ x 1,000,000)	$42,971
Price/Earnings Ratio (P/E)	10.33
Price/Book Ratio (P/B)	1.68
Portfolio Turnover (One year trailing)	39%

 Fund Overview

Fund

Minimum Initial Investment	$1,000,000
Inception Date	4/24/2008
Ticker Symbol	LIEMX
Cusip	51855H101
NAV	$8.78

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Reflects expenses expected to be charged to shareholders through at least 7/30/23. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.
[4]	Short-term investments are not included.

6 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional Emerging Markets Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Equities

Financials	22.3%
Consumer Discretionary	13.4%
Energy	13.3%
Telecommunication Services	12.0%
Information Technology	9.2%
Consumer Staples	8.5%
Utilities	8.4%
Industrials	7.2%
Materials	3.0%
Health Care	2.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

China Mobile Ltd.	4.3%
Hyundai Mobis	4.0%
Samsung Electronics Co., Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
PTT PCL	3.0%
Yum! Brands, Inc.	3.0%
Credicorp Ltd.	2.8%
Philippine Long Distance Telephone Co. ADR	2.8%
Gazprom OAO ADR	2.6%
SABMiller plc	2.6%
Total	32.3%

 Country Weightings % of Investments

China	16.7%
Brazil	13.0%
Republic of Korea	7.9%
United States	7.3%
Indonesia	6.7%
Mexico	6.6%
Turkey	6.0%
India	5.6%
Russia	4.7%
Thailand	4.0%
Taiwan	3.5%
Peru	2.9%
Philippines	2.8%
South Africa	2.6%
Other Countries	9.7%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Institutional Funds 7

Laudus Mondrian Institutional International Equity Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Laudus Mondrian Institutional International Equity Fund (4/24/08)	10.45%	19.94%	4.18%	-0.43%
MSCI EAFE® Index (Net)[2]	10.47%	23.77%	6.35%	0.30%
MSCI EAFE® Value Index (Net)[3]	11.80%	24.27%	5.86%	-0.20%

Fund Expense Ratios4: Net 0.90%; Gross 1.68%

 Fund Characteristics

Number of Companies[5]	38
Weighted Average Market Cap ($ x 1,000,000)	$70,546
Price/Earnings Ratio (P/E)	17.05
Price/Book Ratio (P/B)	1.63
Portfolio Turnover (One year trailing)	15%

 Fund Overview

Fund

Minimum Initial Investment	$1,000,000
Inception Date	4/24/2008
Ticker Symbol	LIIEX
Cusip	51855H200
NAV	$8.35

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	The MSCI EAFE® Value Index (Net) captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
[4]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/23. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses are influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.
[5]	Short-term investments are not included.

8 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional International Equity Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Equities

Consumer Staples	17.3%
Health Care	16.0%
Telecommunication Services	15.1%
Financials	12.5%
Energy	11.5%
Utilities	8.1%
Industrials	6.6%
Information Technology	6.5%
Consumer Discretionary	6.4%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Deutsche Telekom AG – Reg’d	3.6%
Novartis AG – Reg’d	3.4%
Iberdrola S.A.	3.3%
Koninklijke Ahold N.V.	3.3%
Sanofi	3.3%
Compagnie de Saint-Gobain	3.3%
ABB Ltd. – Reg’d	3.3%
Tesco plc	3.2%
Canon, Inc.	3.2%
Takeda Pharmaceutical Co., Ltd.	3.2%
Total	33.1%

 Country Weightings % of Investments

United Kingdom	21.0%
Japan	17.2%
France	14.7%
Switzerland	9.6%
Spain	8.0%
Germany	7.4%
Netherlands	5.7%
Australia	3.3%
Israel	3.1%
Singapore	3.1%
Italy	2.8%
Other Countries	4.1%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Institutional Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2013 and held through September 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/13	at 9/30/13	4/1/13–9/30/13

Laudus Mondrian Institutional Emerging Markets Fund
Actual Return	1.27%	$1,000.00	$884.20	$6.00
Hypothetical 5% Return	1.27%	$1,000.00	$1,018.70	$6.43

Laudus Mondrian Institutional International Equity Fund
Actual Return	0.90%	$1,000.00	$1,104.50	$4.75
Hypothetical 5% Return	0.90%	$1,000.00	$1,020.56	$4.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

10 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	4/24/08[1]–
	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.93		9.44	9.55	8.62	5.23	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.14	0.10	0.11	0.19	0.14
Net realized and unrealized gains (losses)	(1.26)		0.48	(0.13)[2]	0.92	3.39	(4.81)

Total from investment operations	(1.15)		0.62	(0.03)	1.03	3.58	(4.67)
Less distributions:
Distributions from net investment income	—		(0.13)	(0.08)	(0.10)	(0.19)	(0.10)
Distributions from net realized gains	—		—	(0.00)[3]	—	—	—

Total distributions	—		(0.13)	(0.08)	(0.10)	(0.19)	(0.10)

Net asset value at end of period	8.78		9.93	9.44	9.55	8.62	5.23

Total return (%)	(11.58)[4]		6.64	(0.15)	11.97	68.64	(46.71)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.27	[5]	1.27	1.27	1.27	1.27	1.25 [5,6]
Gross operating expenses	1.27	[5]	1.27	1.43	2.63	7.56	7.22 [5]
Net investment income (loss)	2.77	[5]	1.56	1.49	1.26	2.48	2.10 [5]
Portfolio turnover rate	17	[4]	34	27	20	45	64 [4]
Net assets, end of period ($ x 1,000)	354,045		294,952	154,891	54,110	5,731	1,593

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in investments during the period because of the timing of fund transactions in relation to fluctuating market values.
3 Distribution from realized gains is less than $0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 1.27% if custody credits had not been included.

See financial notes 11

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

88.4%	Common Stock	318,677,901	312,984,632
5.5%	Preferred Stock	23,097,649	19,441,082
4.2%	Other Investment Company	14,844,880	14,844,880

98.1%	Total Investments	356,620,430	347,270,594
1.9%	Other Assets and Liabilities, Net		6,774,894

100.0%	Net Assets		354,045,488

	Number	Value
Security	of Shares	($)

Common Stock 88.4% of net assets

Brazil 7.2%

Energy 0.0%
Petroleo Brasileiro S.A. ADR	8,200	137,186

Materials 0.7%
Vale S.A. ADR	151,200	2,360,232

Software & Services 1.5%
Cielo S.A.	196,000	5,300,835

Transportation 3.3%
CCR S.A.	852,200	6,671,331
EcoRodovias Infraestrutura e Logistica S.A.	731,000	5,000,207

		11,671,538

Utilities 1.7%
CPFL Energia S.A. ADR	357,800	6,172,050

		25,641,841

Chile 2.4%

Utilities 2.4%
Enersis S.A. ADR	526,000	8,447,560

China 16.4%

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	779,000	5,632,636

Energy 1.4%
China Shenhua Energy Co., Ltd., Class H	1,657,500	5,059,069

Health Care Equipment & Services 2.5%
Mindray Medical International Ltd. ADR	230,900	8,979,701

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	572,000	6,693,708

Retailing 2.3%
Belle International Holdings Ltd.	5,475,456	7,961,100

Telecommunication Services 4.3%
China Mobile Ltd.	1,359,500	15,297,289

Utilities 2.4%
China Resources Power Holdings Co., Ltd.	3,496,000	8,319,378

		57,942,881

Hong Kong 1.9%

Consumer Services 1.9%
Sands China Ltd.	1,094,800	6,777,374

India 5.4%

Banks 2.6%
Axis Bank Ltd.	352,231	5,678,587
Housing Development Finance Corp., Ltd.	281,425	3,437,819

		9,116,406

Capital Goods 1.9%
Larsen & Toubro Ltd.	538,403	6,793,180

Diversified Financials 0.9%
Rural Electrification Corp., Ltd.	1,131,039	3,400,913

		19,310,499

Indonesia 6.6%

Automobiles & Components 1.4%
PT Astra International Tbk	9,045,000	5,039,535

Banks 3.8%
PT Bank Mandiri (Persero) Tbk	8,670,500	5,953,908
PT Bank Rakyat Indonesia (Persero) Tbk	11,755,000	7,353,441

		13,307,349

Utilities 1.4%
PT Perusahaan Gas Negara (Persero) Tbk	10,963,500	4,925,824

		23,272,708

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production GDR	282,332	4,192,630

Malaysia 2.1%

Diversified Financials 2.1%
Ammb Holdings Berhad	3,250,900	7,396,685

Mexico 6.5%

Banks 2.5%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	642,200	8,875,204

12 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 2.3%
Fibra Uno Administracion S.A. de C.V.	3,005,300	8,325,160

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L ADR	295,400	5,851,874

		23,052,238

Peru 2.8%

Banks 2.8%
Credicorp Ltd.	77,295	9,929,316

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	144,400	9,796,096

Republic of Korea 7.7%

Automobiles & Components 4.0%
Hyundai Mobis	53,582	14,253,969

Semiconductors & Semiconductor Equipment 3.7%
Samsung Electronics Co., Ltd.	10,255	13,044,292

		27,298,261

Russia 4.6%

Banks 2.0%
Sberbank of Russia ADR	587,389	7,066,290

Energy 2.6%
Gazprom OAO ADR	1,048,411	9,246,985

		16,313,275

South Africa 2.6%

Food, Beverage & Tobacco 2.6%
SABMiller plc	179,483	9,172,289

Taiwan 3.5%

Semiconductors & Semiconductor Equipment 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,605,224	12,276,283

Thailand 3.9%

Banks 0.9%
Kasikornbank PCL NVDR	587,700	3,289,693

Energy 3.0%
PTT PCL	1,052,000	10,627,621

		13,917,314

Turkey 5.9%

Banks 0.9%
Turkiye Garanti Bankasi A/S	850,015	3,353,135

Energy 2.5%
Tupras-Turkiye Petrol Rafinerileri A/S	411,185	8,690,423

Telecommunication Services 2.5%
Turk Telekomunikasyon A/S	2,550,398	8,879,530

		20,923,088

United Kingdom 1.9%

Food, Beverage & Tobacco 1.9%
Unilever plc	173,096	6,730,018

United States 3.0%

Consumer Services 3.0%
Yum! Brands, Inc.	148,400	10,594,276

Total Common Stock
(Cost $318,677,901)		312,984,632

Preferred Stock 5.5% of net assets

Brazil 5.5%

Energy 1.8%
Petroleo Brasileiro S.A.	768,400	6,365,485

Food, Beverage & Tobacco 1.6%
Companhia de Bebidas das Americas ADR	143,200	5,491,720

Materials 2.1%
Vale S.A. ADR	533,700	7,583,877

Total Preferred Stock
(Cost $23,097,649)		19,441,082

Other Investment Company 4.2% of net assets

United States 4.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	14,844,880	14,844,880

Total Other Investment Company
(Cost $14,844,880)		14,844,880

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $359,551,665 and the unrealized appreciation and depreciation were $15,107,405 and ($27,388,476), respectively, with a net unrealized depreciation of ($12,281,071).

At 09/30/13, the values of certain foreign securities held by the fund aggregating $185,410,078 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

(a)	The rate shown is the 7-day yield.

See financial notes 13

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$133,157,205	$—	$133,157,205
Brazil[1]	25,641,841	—	—	25,641,841
Chile[1]	8,447,560	—	—	8,447,560
China[1]	—	48,963,180	—	48,963,180
Health Care Equipment & Services	8,979,701	—	—	8,979,701
Kazakhstan[1]	4,192,630	—	—	4,192,630
Mexico[1]	23,052,238	—	—	23,052,238
Peru[1]	9,929,316	—	—	9,929,316
Philippines[1]	9,796,096	—	—	9,796,096
Russia[1]	16,313,275	—	—	16,313,275
Thailand[1]	—	3,289,693	—	3,289,693
Energy	10,627,621	—	—	10,627,621
United States[1]	10,594,276	—	—	10,594,276
Preferred Stock
Brazil[1]	19,441,082	—	—	19,441,082
Other Investment Company[1]	14,844,880	—	—	14,844,880

Total	$161,860,516	$185,410,078	$—	$347,270,594

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

14 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $356,620,430)		$347,270,594
Foreign currency, at value (cost $899,841)		898,947
Receivables:
Investments sold		563,292
Fund shares sold		8,015,853
Dividends		835,995
Prepaid expenses	+	3,632

Total assets		357,588,313

Liabilities

Payables:
Investments bought		3,419,743
Investment adviser fees		32,888
Independent trustees’ retirement plan		1,092
Accrued expenses	+	89,102

Total liabilities		3,542,825

Net Assets

Total assets		357,588,313
Total liabilities	−	3,542,825

Net assets		$354,045,488

Net Assets by Source
Capital received from investors		364,443,550
Net investment income not yet distributed		3,880,872
Net realized capital losses		(4,939,450)
Net unrealized capital losses		(9,339,484)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$354,045,488		40,314,451		$8.78

See financial notes 15

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $702,206)		$6,305,132
Interest	+	59

Total investment income		6,305,191

Expenses

Investment adviser fees		1,561,716
Custodian fees		150,167
Recouped by manager		78,531
Registration fees		57,376
Professional fees		32,014
Accounting and administration fees		31,789
Independent trustees’ fees		19,329
Shareholder reports		17,573
Transfer agent fees		10,060
Interest expense		53
Other expenses	+	24,825

Total expenses	−	1,983,433

Net investment income		4,321,758

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $49,450)		(1,885,959)
Net realized losses on foreign currency transactions	+	(80,259)

Net realized losses		(1,966,218)
Net unrealized losses on investments (net of foreign capital gain tax of $80,798)		(38,311,025)
Net unrealized gains on foreign currency translations	+	18,618

Net unrealized losses	+	(38,292,407)

Net realized and unrealized losses		(40,258,625)

Decrease in net assets resulting from operations		($35,936,867)

16 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income		$4,321,758	$3,555,083
Net realized losses		(1,966,218)	(1,581,025)
Net unrealized gains (losses)	+	(38,292,407)	17,273,374

Increase (Decrease) in net assets from operations		(35,936,867)	19,247,432

Distributions to Shareholders

Distributions from net investment income		$—	($3,608,274)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,471,980	$121,234,880	15,102,944	$141,996,300
Shares reinvested		—	—	364,913	3,470,325
Shares redeemed	+	(2,855,436)	(26,204,085)	(2,177,140)	(21,045,654)

Net transactions in fund shares		10,616,544	$95,030,795	13,290,717	$124,420,971

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,697,907	$294,951,560	16,407,190	$154,891,431
Total increase	+	10,616,544	59,093,928	13,290,717	140,060,129

End of period		40,314,451	$354,045,488	29,697,907	$294,951,560

Net investment income not yet distributed/Distributions in excess of net investment income			$3,880,872		($440,886)

See financial notes 17

Laudus Mondrian Institutional International Equity Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	4/24/08[1]–
	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.56		7.30	7.72	7.50	5.39	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.25	0.26	0.21	0.21	0.16
Net realized and unrealized gains (losses)	0.62		0.28	(0.42)	0.24	2.07	(4.59)

Total from investment operations	0.79		0.53	(0.16)	0.45	2.28	(4.43)
Less distributions:
Distributions from net investment income	—		(0.27)	(0.26)	(0.23)	(0.17)	(0.17)
Distributions from net realized gains	—		—	—	—	—	(0.01)

Total distributions	—		(0.27)	(0.26)	(0.23)	(0.17)	(0.18)

Net asset value at end of period	8.35		7.56	7.30	7.72	7.50	5.39

Total return (%)	10.45	[2]	7.55	(1.72)	6.14	42.37	(44.63)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	[3]	0.90	0.90	0.90	0.90	0.90 [3]
Gross operating expenses	1.37	[3]	1.68	1.91	2.20	2.26	3.70 [3]
Net investment income (loss)	4.30	[3]	3.48	3.93	3.01	3.14	3.32 [3]
Portfolio turnover rate	7	[2]	19	14	15	34	7 [2]
Net assets, end of period ($ x 1,000)	22,444		20,612	18,985	16,003	13,643	8,153

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

18 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	19,043,722	22,169,221
0.8%	Other Investment Company	187,029	187,029

99.6%	Total Investments	19,230,751	22,356,250
0.4%	Other Assets and Liabilities, Net		87,506

100.0%	Net Assets		22,443,756

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Australia 3.3%

Insurance 3.3%
AMP Ltd.	67,507	290,599
QBE Insurance Group Ltd.	32,950	451,244

		741,843

China 1.5%

Telecommunication Services 1.5%
China Mobile Ltd.	30,500	343,190

France 14.7%

Capital Goods 3.3%
Compagnie de Saint-Gobain	14,812	735,155

Energy 2.8%
Total S.A.	10,844	628,549

Food & Staples Retailing 2.5%
Carrefour S.A.	16,079	551,506

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	7,269	736,181

Telecommunication Services 2.8%
Orange S.A.	50,857	636,811

		3,288,202

Germany 7.4%

Automobiles & Components 2.1%
Daimler AG - Reg’d	6,114	476,708

Telecommunication Services 3.6%
Deutsche Telekom AG - Reg’d	55,941	810,212

Utilities 1.7%
RWE AG	10,791	367,159

		1,654,079

Israel 3.1%

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Teva Pharmaceutical Industries Ltd. ADR	18,400	695,152

Italy 2.8%

Energy 2.8%
Eni S.p.A.	27,266	626,795

Japan 17.1%

Automobiles & Components 1.9%
Toyota Motor Corp.	6,700	429,721

Food & Staples Retailing 2.2%
Seven & i Holdings Co., Ltd.	13,400	491,244

Household & Personal Products 2.7%
Kao Corp.	19,600	612,085

Insurance 2.4%
Tokio Marine Holdings, Inc.	16,500	540,953

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	15,200	717,896

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	6,200	333,555

Technology Hardware & Equipment 3.2%
Canon, Inc.	22,500	720,435

		3,845,889

Netherlands 5.6%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	42,911	743,442

Media 2.3%
Reed Elsevier N.V.	26,073	524,300

		1,267,742

Singapore 3.1%

Banks 1.8%
United Overseas Bank Ltd.	24,442	403,168

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	97,000	288,874

		692,042

Spain 8.0%

Banks 1.9%
Banco Santander S.A.	51,389	418,981

Telecommunication Services 2.8%
Telefonica S.A. *	40,375	627,674

Utilities 3.3%
Iberdrola S.A.	128,530	747,107

		1,793,762

See financial notes 19

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 9.6%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	31,040	733,142

Insurance 2.9%
Zurich Insurance Group AG *	2,558	659,424

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Novartis AG - Reg’d	9,864	758,721

		2,151,287

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	110,839	377,422

United Kingdom 20.9%

Energy 5.8%
BP plc	93,269	653,894
Royal Dutch Shell plc, Class A	19,697	648,732

		1,302,626

Food & Staples Retailing 3.2%
Tesco plc	124,559	724,126

Food, Beverage & Tobacco 3.2%
Unilever plc	18,097	703,616

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
GlaxoSmithKline plc	25,253	634,930

Telecommunication Services 2.8%
Vodafone Group plc	181,162	635,847

Utilities 3.1%
National Grid plc	58,469	690,671

		4,691,816

Total Common Stock
(Cost $19,043,722)		22,169,221

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	187,029	187,029

Total Other Investment Company
(Cost $187,029)		187,029

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $19,230,751 and the unrealized appreciation and depreciation were $3,981,065 and ($855,566), respectively, with a net unrealized appreciation of $3,125,499.

At 09/30/13, the values of certain foreign securities held by the fund aggregating $21,474,069 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 09/30/13:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

10/31/2013	State Street Bank London	USD	546,570	AUD	587,000	(6,982)

20 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$21,474,069	$—	$21,474,069
Israel[1]	695,152	—	—	695,152
Other Investment Company[1]	187,029	—	—	187,029

Total	$882,181	$21,474,069	$—	$22,356,250

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$—	($6,982)	$—	($6,982)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments and is valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

See financial notes 21

 Laudus Mondrian Institutional International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $19,230,751)		$22,356,250
Foreign currency, at value (cost $46,467)		46,643
Receivables:
Dividends		42,304
Foreign tax reclaims		20,653
Due from investment adviser		4
Prepaid expenses	+	252

Total assets		22,466,106

Liabilities

Payables:
Independent trustees’ retirement plan		1,499
Unrealized losses on forward foreign currency exchange contracts		6,982
Accrued expenses	+	13,869

Total liabilities		22,350

Net Assets

Total assets		22,466,106
Total liabilities	−	22,350

Net assets		$22,443,756

Net Assets by Source
Capital received from investors		19,619,396
Net investment income not yet distributed		527,810
Net realized capital losses		(823,162)
Net unrealized capital gains		3,119,712

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$22,443,756		2,686,603		$8.35

22 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $37,457)		$559,866
Interest	+	4

Total investment income		559,870

Expenses

Investment adviser fees		80,801
Accounting and administration fees		28,153
Professional fees		26,967
Transfer agent fees		8,958
Independent trustees’ fees		7,575
Custodian fees		5,763
Shareholder reports		2,323
Registration fees		(14,908)
Other expenses	+	2,152

Total expenses		147,784
Expense reduction by adviser	−	50,823

Net expenses	−	96,961

Net investment income		462,909

Realized and Unrealized Gains (Losses)

Net realized gains on investments		134,956
Net realized gains on foreign currency transactions	+	66,067

Net realized gains		201,023
Net unrealized gains on investments		1,487,522
Net unrealized losses on foreign currency translations	+	(4,243)

Net unrealized gains	+	1,483,279

Net realized and unrealized gains		1,684,302

Increase in net assets resulting from operations		$2,147,211

See financial notes 23

 Laudus Mondrian Institutional International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income		$462,909	$642,169
Net realized gains (losses)		201,023	(433,570)
Net unrealized gains	+	1,483,279	1,151,797

Increase in net assets from operations		2,147,211	1,360,396

Distributions to Shareholders

Distributions from net investment income		$—	($697,112)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		—	$—	133,077	$1,000,000
Shares reinvested		—	—	86,092	612,977
Shares redeemed	+	(39,773)	(315,000)	(92,548)	(650,000)

Net transactions in fund shares		(39,773)	($315,000)	126,621	$962,977

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,726,376	$20,611,545	2,599,755	$18,985,284
Total increase or decrease	+	(39,773)	1,832,211	126,621	1,626,261

End of period		2,686,603	$22,443,756	2,726,376	$20,611,545

Net investment income not yet distributed			$527,810		$64,901

24 See financial notes

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Institutional Funds in this report is a series of Laudus Institutional Trust, (the “trust”) a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period:

Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

Shares are bought and sold (subject to redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of September 30, 2013 are disclosed in the Portfolio Holdings.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

price volatility associated with the fund’s investments in emerging market countries, and at times, it may be difficult to value such investments.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Each fund has a concentration of shareholders with significant holdings whose redemption requests may create liquidity issues for the fund.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to a Management Contracts (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets described as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.00%
Laudus Mondrian Institutional International Equity Fund	0.75%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2023, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.27%
Laudus Mondrian Institutional International Equity Fund	0.90%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2013, the Laudus Mondrian Institutional Emerging Markets Fund recaptured $78,531. As of September 30, 2013, the balance of recoupable expenses and the respective years of expiration are as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2014	$71,506	$166,015
March 31, 2015	—	143,218
March 31, 2016	—	50,822

Total	$71,506	$360,055

5. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

5. Board of Trustees (continued):

it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian Institutional Emerging Markets Fund	$136,028,300	$52,355,501
Laudus Mondrian Institutional International Equity Fund	1,667,339	1,468,847

8. Derivatives:

The funds invested in forward foreign currency exchange contracts (“forwards”) during the report period. The funds invested in forwards to hedge part of the funds’ exposure to currencies that were deemed to be overvalued by the sub-adviser. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized gains (losses) were as follows:

	Forward Foreign Currency	Net Unrealized
	Notional Contracts	Gains (Losses)

Laudus Mondrian Institutional Emerging Markets Fund	$—	$—
Laudus Mondrian Institutional International Equity Fund	580,056	21,617

The fair value of forwards held by the funds is presented in unrealized gains (losses) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
	Emerging Markets Fund	International Equity Fund
Asset Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[1]	$—	$—

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[2]	$—	$6,982

[1]	Statement of Assets and Liabilities location: Unrealized gains on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized losses on forward foreign currency exchange contracts.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

During the period ending September 30, 2013, the forwards held by the funds, categorized by primary risk exposure, were:

	Forward Foreign Currency Exchange Contracts
	Laudus Mondrian Institutional	Laudus Mondrian Institutional
	Emerging Markets Fund	International Equity Fund

Realized Gain (Losses)[1]	$3,396	$74,960
Change in Unrealized Gains (Losses)[2]	($243)	($6,030)

[1]	Statement of Operations location: Net realized gains/losses on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains/losses on foreign currency translations.

During the current reporting period, the fund adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of September 30, 2013.

Laudus Mondrian Institutional International Equity Fund:
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(a)

State Street Bank London	($6,982)	$—	$—	($6,982)

Total	($6,982)	$—	$—	($6,982)

[a]	Net amount represents the net amount payable to the counterparty in the event of default.

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. No redemption fees were charged during the current and prior periods.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2017	$390,009	$—
March 31, 2018	—	364,010
No expiration*	970,726	229,277

Total	$1,360,735	$593,287

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2013, the funds had aggregate deferred realized net capital losses as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
	Emerging Markets Fund	International Equity Fund

Capital losses deferred	$—	$156,353

As of March 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Institutional Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although, Laudus Mondrian Institutional International Equity Fund had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of Laudus Mondrian Institutional International Equity Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers of Laudus Institutional Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Institutional Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Institutional Trust since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Institutional Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Institutional Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Laudus Institutional Trust since 2006.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Institutional Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Institutional Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 –
Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. This series approximates the minimum possible dividend reinvestment.

MSCI EAFE® Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Index an index that measures the performance of the large-cap segment of the U.S. equity universe.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51735-04
00106749

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 14, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 14, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 13, 2013